Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 19,160	$ 25,152
Interest-bearing deposits in other financial institutions	1,982	2,726
Securities available for sale	9,672	17,639
Loans held for sale, at fair value	3,285	623
Loans, net of allowance of $5,729 and $5,237	207,141	153,043
FHLB stock	1,942	1,942
Foreclosed assets, net	1,636	1,525
Premises and equipment, net	3,547	5,317
Assets held for sale		167
Other intangible assets		49
Bank owned life insurance	4,535	4,405
Accrued interest receivable and other assets	2,848	2,447
Total assets	255,748	215,035
Deposits
Noninterest bearing	27,652	18,008
Interest bearing	180,657	155,500
Total deposits	208,309	173,508
Long-term FHLB advances	10,000	10,000
Other secured borrowings	6,526
Advances by borrowers for taxes and insurance	575	241
Accrued interest payable and other liabilities	2,319	2,488
Subordinated debentures	5,155	5,155
Total liabilities	232,884	191,392
Commitments and contingent liabilities
Stockholders' equity
Common stock, $.01 par value, shares authorized; 50,000,000 shares issued; 15,935,417 in 2013 and 15,936,417 in 2012	159	159
Additional paid-in capital	48,067	47,919
Accumulated deficit	(22,215)	(21,297)
Accumulated other comprehensive income	98	107	[1]
Treasury stock, at cost; 111,707 shares	(3,245)	(3,245)
Total stockholders' equity	22,864	23,643
Total liabilities and stockholder's equity	$ 255,748	$ 215,035

[1]	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.